Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Gas balancing service charge	$ 25,100	$ 26,600	$ 25,000
Washington Gas Light Company
Related Party Transaction [Line Items]
Receivables from Associated Companies	3,176	4,821
Payables to Associated Companies	68,623	54,685
WGL Energy Services
Related Party Transaction [Line Items]
Related Party Gas Imbalance Payable	500
Related Party Gas Imbalance - Receivable		20
Related Party Purchased Receivables	$ 6,600	$ 7,700